Stock based compensation (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 2,863	$ 2,029	$ 3,040
Effect on earnings per share
Basic	$ 0.08	$ 0.08	$ 0.12
Diluted	$ 0.08	$ 0.08	$ 0.12
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 1,093	$ 1,302	$ 1,701
Effect on earnings per share
Basic	$ 0.03	$ 0.05	$ 0.07
Diluted	$ 0.03	$ 0.05	$ 0.07
Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 921	$ 550	$ 1,160
Effect on earnings per share
Basic	$ 0.03	$ 0.02	$ 0.05
Diluted	$ 0.03	$ 0.02	$ 0.05
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 850	$ 177	$ 179
Effect on earnings per share
Basic	$ 0.02	$ 0.01	$ 0.01
Diluted	$ 0.02	$ 0.01	$ 0.01
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 1,027	$ 779	$ 1,068
Research and Development Expense [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	327	398	419
Research and Development Expense [Member] | Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	494	320	649
Research and Development Expense [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	206	61	0
Cost Of Goods Sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	38	20	49
Cost Of Goods Sold [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1	1	2
Cost Of Goods Sold [Member] | Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	38	19	46
Cost Of Goods Sold [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	0	0	0
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1,798	1,230	1,923
Selling, General and Administrative Expenses [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	765	903	1,280
Selling, General and Administrative Expenses [Member] | Free Of Charge Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	390	211	464
Selling, General and Administrative Expenses [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 643	$ 116	$ 179